INVESTMENT IN AN ASSOCIATE (Schedule of Consolidated Financial Statements) (Details) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Disclosure of associates [line items]
Current assets		$ 134,861	$ 122,804
TOTAL ASSETS		499,076	476,894
Current liabilities		37,873	32,307
Total Liabilities		85,895	78,715
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Current assets	[1]	17,233	28,279
Non-current assets	[1]	62,568	57,268
TOTAL ASSETS	[1]	79,801	85,547
Current liabilities	[1]	675	970
Long-term liabilities	[1]	197	4,839
Total Liabilities	[1]	872	5,809
Net assets	[1]	78,929	79,738
Company's share of net assets of associate	[1]	$ 23,371	$ 23,730

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.